ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 19, 2023
Goodwill		$ 6,650,621				$ 6,650,621
Net loss		22,904,048	$ 664,601	$ 340,761	$ (494,127)	23,568,649	$ (153,366)
Working capital deficit		$ 9,107,438				9,107,438		1,106,879
Principal amount	$ 1,944,000
Operating activities						$ 765,490	$ (116,956)
Titan Trucking LLC [Member]
Goodwill										$ 22,319,908
Net loss								658,663	$ 588,050
Working capital deficit								1,106,879	4,435,427
Accrued interest								$ 199,453	140,812
Incorporated date								Jan. 26, 2017
Operating activities								$ 312,264	506,660
Cash								26,650	$ 33,579
Titan Trucking LLC [Member] | Investor [Member]
Cash								$ 1,000,000
Titan Trucking LLC [Member] | Titan Trucking LLC [Member]
Ownership percentage								100.00%
Convertible Notes Payable [Member]
Accrued interest	$ 126,323
Revision of Prior Period, Adjustment [Member]
Goodwill			7,200,000
Derivative liability			$ 112,000,000